Income Taxes - Summary of Income Tax Assets and Income Tax Liabilities (Details) - USD ($) $ in Millions	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Major components of tax expense (income) [abstract]
Income tax assets	$ 1,132	$ 786
Current income tax liabilities	(430)	(412)
Net current income tax assets / (liabilities) at the end	$ 702	$ 374	$ 468	$ 501